CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2014 RUB (₽)
Cash and Cash Equivalents
Cash	$ 207.7	₽ 11,963.0		₽ 5,695.0
Cash equivalents:
Bank deposits	532.7	30,686.0		22,521.0
Investments in money market funds	0.1	3.0		3.0
Other cash equivalents	0.2	10.0		13.0
Total cash and cash equivalents	$ 740.7	₽ 42,662.0	$ 490.1	₽ 28,232.0	₽ 24,238.0	₽ 17,645.0